SHARE BASED COMPENSATION - Summary of Stock Option Plans - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2021 Option $ / shares shares	Dec. 31, 2020 Option $ / shares shares
Number of outstanding share options (shares)
Outstanding, beginning of year | Option	38,373	33,882
Granted | Option	3,457	6,341
Exercised as options for common shares | Option	(245)	(804)
Forfeited/expired | shares	(4,495)	(1,046)
Outstanding, end of year | Option	37,090	38,373
Exercisable, end of year | Option	28,421	26,943
Weighted average exercise price of share options ($ per share)
Outstanding, beginning of year (in dollar per share)	$ 39.65	$ 39.70
Granted	22.71	38.95
Exercised as options for common shares	29.82	35.73
Forfeited/expired	37.62	39.91
Outstanding, end of year (in dollar per share)	38.39	39.65
Exercisable, end of year (in dollar per share)	$ 39.87	$ 39.10